Secured Term Loan Facilities and Revolving Credit Facilities - Additional Information (Detail)								1 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Sep. 17, 2020 USD ($)	Aug. 04, 2020 USD ($)	Mar. 28, 2019 USD ($)	Mar. 25, 2019 USD ($)	Oct. 28, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 27, 2015 USD ($)	Oct. 31, 2019 USD ($)	Oct. 21, 2019 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Repayments	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 23, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
Cash balance required										$ 59,056,000		$ 59,056,000	$ 64,024,000
Aggregate fair value of collateral vehicles required for borrowings under facility						125.00%
Debt instrument covenant description										financial covenants (each as defined within the bond agreement governing the 2020 Bonds (the “2020 Bond Agreement”)) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $35.0 million; and (b) maintain a Group equity ratio (as defined in the 2020 Bond Agreement) of at least 30%. As of December 31, 2020, the Company was in compliance with all covenants for the 2020 Bonds		The 2020 Bond Agreement provides that we may declare or pay dividends to shareholders provided that the Company maintains a minimum liquidity of $60.0 million unless an event of default has occurred and is continuing. The 2020 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2020 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
Cash required as percent of indebtedness												5.00%
Commitment fee on credit facility												0.91%
Credit facility, remaining borrowing capacity										$ 37,600,000		$ 37,600,000
Sale value of property									$ 77,500,000
Proceeds from sale of property in value to sale value									$ 69,750,000
Credit from sale of property in percent to sale value									10.00%
Proceeds from sale of property in percent to sale value									90.00%
Repayment of secured debt									$ 44,500,000			1,939,000	1,448,000	$ 38,000
Restricted Payment										0		0			$ 20,000,000
Ethylene Marine Export Terminal [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding										$ 500,000		500,000
ASC 47050 [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions										ASC 470-50—Debt Modifications states that a liability is considered to have been extinguished if either a) the debtor pays the creditor and is relieved of the obligation for the liability or b) the debtor is legally released from being the primary obligator under the liability either judicially or by the creditor
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding										$ 34,000,000.0		34,000,000.0
Drawdowns under the credit facility												$ 51,000,000.0
Terminal Facility [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions												Under the Terminal Facility, the Marine Terminal Borrower must maintain a minimum debt service coverage ratio (as defined in the Terminal Facility) for the prior four calendar fiscal quarters (or shorter period of time if data for the prior four fiscal quarters is not available) of no less than 1.10 to 1.00 from the beginning of the second full fiscal quarter of the term loan, being June 1, 2021.
Proceeds from Issuance of Long-term Debt												$ 51,000,000.0
Debt instrument variable rate description												U.S. LIBOR plus 250 to 300 basis points
Line Of Credit Repayment Commencing Period												Mar. 31, 2021
Debt Instrument Covenant Description For Dividends Payments												the Marine Terminal Borrower can only pay dividends if the Marine Terminal Borrower satisfies certain customary conditions to paying a dividend, including maintaining a debt service coverage ratio for the immediately preceding four consecutive fiscal quarters and the projected immediately succeeding four consecutive fiscal quarters of not less than 1.20 to 1.00 and no default or event of default has occurred or is continuing.
Early True Up Of Line Of Credit		$ 34,000,000.0
Line Of Credit Additional Borrowing Capacity										18,000,000.0		$ 18,000,000.0
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member]
Debt Instrument [Line Items]
Credit facility term												5 years
Credit facility, maximum borrowing capacity										75,000,000.0		$ 75,000,000.0
Date of commencement of the terminal credit facility												Mar. 29, 2019
Terminal Facility [Member] | ING Capital LLC And SG America Securities [Member] | Ethylene Marine Export Terminal [Member] | Maturity Of Debt Time Two [Member]
Debt Instrument [Line Items]
Expiration date of line of credit facility												Dec. 31, 2025
Terminal Facility [Member] | ASC 47050 [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions												ASC 470-50—Debt Modifications states that if an amendment to the terms of a loan results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original loan and is accounted for as a debt extinguishment and the new loan treated as the issuance of new debt. The 10% cash flow test was performed by management after both amendments, and it was concluded that the present value of future cash flows was not modified by more than 10% as a result of the amendments.
Minimum [Member] | Terminal Facility [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate												250.00%
Credit facility, final payment												$ 3,400,000
Maximum [Member] | Terminal Facility [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate												300.00%
Credit facility, final payment												$ 3,800,000
April 2013 Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing							$ 120,000,000.0
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility term							7 years					7 years
Credit facility, maximum borrowing capacity							$ 278,100,000
Credit facility, amount outstanding										99,800,000		$ 99,800,000
January 2015 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment												0.5
Credit facility, final payment												15,600,000
Aggregate fair value of collateral vehicles required for borrowings under facility							135.00%
January 2015 Secured Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment												0.6
Credit facility, final payment												18,300,000
December 2015 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 290,000,000.0
Cash balance required										25,000,000.0		$ 25,000,000.0
Debt instrument covenant description												The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Commitment fee on credit facility												0.74%
Proceeds from sale of property in percent to sale value									90.00%
December 2015 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
EBITDA to interest expense Ratio												30.00%
October 2016 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 220,000,000.0
Credit facility, number of repayments | Repayments												11
Credit facility, expiring period					2023-12
Drawdowns under the credit facility												$ 94,700,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment One [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment												4,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Three [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment												50,000,000.0
October 2016 Secured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding										20,000,000.0		20,000,000.0
October 2016 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility					125.00%
June 2017 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity										100,000,000.0		100,000,000.0
Credit facility, periodic payment												4,100,000
Cash balance required																$ 65,900,000
Drawdowns under the credit facility												103,100,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity										160,800,000		160,800,000					$ 160,800,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Minimum [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Cash balance required										$ 25,000,000.0		$ 25,000,000.0
Aggregate fair value of collateral vehicles required for borrowings under facility												125.00%
Cash required as percent of indebtedness												5.00%
Total equity to total assets										30.00%		30.00%
EBITDA to interest expense Ratio												0.91%
June 2017 Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity										$ 60,800,000		$ 60,800,000
March 2019 Terminal Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding										91,000,000.0		91,000,000.0
Credit facility, periodic payment												$ 2,300,000
Credit facility, expiring period				2025-03
Frequency Of Instalment Payments												repayable in 16 equal quarterly instalments
March 2019 Secured Term Loan [Member
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 107,000,000.0
Credit facility, periodic payment				31,400,000
Credit facility, final payment				75,600,000
Debt instrument covenant description												an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable, whichever is greater; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility. As of December 31, 2020, the Company was in compliance with all covenants contained in this credit facility.
Final Payment Payable										54,400,000		$ 54,400,000
Debt Issuance Costs, Net				$ 1,400,000
Proceeds from Issuance of Long-term Debt			$ 107,000,000.0
March 2019 Secured Term Loan [Member | ASC 47050 [Member]
Debt Instrument [Line Items]
Description Of Debt Modification Conditions												ASC 470-50—Debt Modifications states that if re-financing of a loan results in the present value of future cash flows being modified by more than 10%, it is considered to have ‘substantially different terms’ from the original loan and is accounted for as a debt extinguishment and the new loan treated as the issuance of new debt. The 10% cash flow test was performed, and it was concluded that the present value of future cash flows on a lender-by-lender basis have not been modified by more than 10%. Issuance costs for the March 2019
Navigator Aurora Facility [Member]
Debt Instrument [Line Items]
Credit facility term												7 years
Credit facility, maximum borrowing capacity								$ 69,100,000
Basis spread on credit facility interest rate								185.00%
Unsecured Debt										61,300,000		$ 61,300,000	$ 68,100,000
Appraisal value of borrowings outstanding												14,000,000.0
September 2020 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 210,000,000.0									185,000,000.0		$ 185,000,000.0
Credit facility, final payment											$ 7,400,000
Debt instrument covenant description												The financial covenants each as defined within the credit facility are: a) the maintenance at alltimes of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness (as defined by the September 2020 Secured Revolving Credit Facility agreement), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets (both as defined by the September 2020 Secured Revolving Credit Facility agreement) of not less than 30% and the aggregate outstanding borrowing under the facility must be no more than 65% of the aggregate fair market value of the collateral vessels. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 250 basis points per annum. As of December 31, 2020, the Company was in compliance with all covenants contained in this revolving credit facility.
Credit facility, expiring period	2024-09
Drawdowns under the credit facility												$ 210,000,000.0
Description Of Line Of Credit Maturity And Extended Maturity												The facility is due to mature in September 2024, but contains an option, subject to the consent of the Lenders, exercisable 12 to 36 months after the date of the agreement, to extend the maturity date of the facility by 12 months to September 2025.
Final Ballon Payment Of Line Of Credit												$ 150,900,000
Line Of Credit Facility Extended Expiration Date	2025-09
September 2020 Secured Revolving Credit Facility [Member] | New Revolving Credit Facility Syndicate [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net										1,900,000		1,900,000
Line of credit commitment fee and thirdy party costs												200,000
Unamortized Deferred costs										800,000		800,000
September 2020 Secured Revolving Credit Facility [Member] | Revolving Credit Facility Syndicate [Member]
Debt Instrument [Line Items]
Credit facility, refinancing												200,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility, remaining borrowing capacity										$ 7,500,000		$ 7,500,000